Derivative instruments and risk management - Schedule of Notional Amounts and Related Fair Value Measurements of Derivative Instruments (Details)
$ in Thousands, € in Millions, SFr in Millions, $ in Millions
	Dec. 31, 2024 USD ($) contract	Dec. 31, 2024 EUR (€) contract	Dec. 31, 2024 SGD ($) contract	Dec. 31, 2024 CHF (SFr) contract	Dec. 31, 2023 USD ($) contract	Dec. 31, 2023 EUR (€) contract	Dec. 31, 2023 SGD ($) contract	Dec. 31, 2023 CHF (SFr) contract
Derivatives, Fair Value [Line Items]
Notional amounts	$ 2,388,867				$ 1,836,318
Gross positive fair value	46,705				12,490
Gross negative fair value	(13,266)				(24,119)
Net fair value	$ 33,439				$ (11,629)
Currency swaps | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	1	1	1	1	5	5	5	5
Notional amounts	$ 23,235				$ 97,194
Gross positive fair value	986				18
Gross negative fair value	0				(267)
Net fair value	$ 986				$ (249)
Currency swaps | Designated as Hedging Instrument | Fair value hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	3	3	3	3	3	3	3	3
Notional amounts	$ 139,512				$ 150,826
Gross positive fair value	0				5,361
Gross negative fair value	(4,496)				0
Net fair value	$ (4,496)				$ 5,361
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	54	54	54	54	57	57	57	57
Notional amounts	$ 2,008,630				$ 1,368,006
Gross positive fair value	44,038				5,350
Gross negative fair value	(7,181)				(22,206)
Net fair value	36,857				(16,856)
Subtotal risk management derivatives
Derivatives, Fair Value [Line Items]
Notional amounts	2,171,377				1,616,026
Gross positive fair value	45,024				10,729
Gross negative fair value	(11,677)				(22,473)
Net fair value	$ 33,347				$ (11,744)
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	145	145	145	145	99	99	99	99
Notional amounts	$ 217,490				$ 220,292
Gross positive fair value	1,681				1,761
Gross negative fair value	(1,589)				(1,646)
Net fair value	$ 92				$ 115
Foreign exchange contract | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Foreign deposits		€ 277.1	$ 1.5	SFr 0.4		€ 240.3	$ 0.0	SFr 0.4